Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	In order to ensure consistency in the design of executive compensation, our Board and
Compensation Committee strive to grant all annual equity awards to executive officers, including stock options, in the first half of each year. Our Board and Compensation Committee do not take material non-public information into account when determining the timing and terms of awards and maintain a policy against any timing of disclosure of material non-public information for the purpose of affecting the value of any executive compensation.
Award Timing Method	In order to ensure consistency in the design of executive compensation, our Board and
Compensation Committee strive to grant all annual equity awards to executive officers, including stock options, in the first half of each year.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Our Board and Compensation Committee do not take
material non-public information into account when determining the timing and terms of awards and maintain a policy against any timing of disclosure of material non-public information for the purpose of affecting the value of any executive compensation.
MNPI Disclosure Timed for Compensation Value	false